                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-214411

                     Eaton Vance Senior Floating-Rate Trust
                     --------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT APRIL 30, 2004

[GRAPHIC IMAGE]

EATON VANCE SENIOR FLOATING-RATE TRUST

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

 For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE SENIOR FLOATING-RATE TRUST as of April 30, 2004
INVESTMENT UPDATE

THE TRUST

   PERFORMANCE
- Based on the Trust's April 2004 monthly dividend of $0.0875 and a closing share price of $20.07, the Trust had a market yield of 5.23%.(1) The Trust's market yield represented a yield advantage over many other income-producing vehicles during the period.

   THE TRUST'S INVESTMENTS
- The Trust began operations on November 28, 2003. The Trust's objective is to provide a high level of current income by investing in senior secured floating rate loans. Because floating rate loans have short interest-rate reset provisions, the Trust should be well-positioned in the event of a rise in short-term interest rates. The Trust also uses leverage in the form of Auction Preferred Shares to add incrementally to its yield.(2)

- The Trust seeks to maintain an average duration of less than one year, including the effect of leverage. Duration is a measure of price volatility of a debt instrument as a result of changes in overall interest rate levels. In general, a portfolio of securities with a shorter duration can be expected to be less price-sensitive to interest rate changes than a portfolio with a longer duration. The Trust also has the ability to invest in non-investment-grade corporate bonds, which were approximately 15.8% of the Trust's net assets (10.1% of total investments) at April 30.

- In its initial months of operation, the Trust acquired a portfolio of senior loans and other investments representing 248 borrowers and 48 industries as of April 30. The Trust's average loan size was just 0.34% of net assets, and no industry constituted more than 10.5% of the Trust's net assets. Food and beverages, auto components, cable television, publishing and printing and utilities were the Trust's largest sector weightings.

- The Trust included investments in companies we believe can benefit from an economic recovery, including publishing and printing and chemical companies. In the publishing and printing sector, investments included publishers of yellow page directories, as well as newspaper companies with stable, locally-based advertising revenues.

- Auto components constituted a significant weighting for the Trust. Investments included major suppliers of auto parts and sub-systems for both original equipment manufacturers and the auto aftermarket. The Trust's largest investment in this area enjoyed good revenue growth, improving margins and increasing market share.

- In non-economically sensitive areas, food and beverage, cable and health care were significant sectors. The Trust's largest loan holding was a leading cable operator that has achieved revenue growth from its high-speed data and digital video services.

INVESTMENT ENVIRONMENT

   THE LOAN MARKET
- Benefiting from a stronger economy and an improving credit environment, the loan market enjoyed improved fundamentals in the six-months ended April 30, 2004. That trend was reflected in healthier balance sheets and was most evident in the declining default rate.

- With the strong market recovery of 2003 behind it, loan market performance in 2004 has been less influenced by price movement and more so by interest payments. While loan credit spreads narrowed during the period, they nonetheless remained at relatively attractive historical levels.

     THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

   FUND INFORMATION
   as of April 30, 2004

   PERFORMANCE(3)

   Average Annual Total Return (by share price, NYSE)
   Life of Fund (11/28/03)                                 7.02%

   Average Annual Total Return (at net asset value)
   Life of Fund (11/28/03)                                 1.05%

   (1) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE MARKET PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (2) IN THE EVENT OF A RISE IN LONG-TERM INTEREST RATES, THE VALUE OF THE TRUST'S INVESTMENT PORTFOLIO COULD DECLINE, WHICH WOULD REDUCE THE ASSET COVERAGE FOR ITS AUCTION PREFERRED SHARES. (3) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN MARKET VALUE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

       PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE QUOTED RETURN.

   SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL CHANGE.

EATON VANCE SENIOR FLOATING-RATE TRUST as of April 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

SENIOR, FLOATING RATE INTERESTS -- 135.6%(1)

PRINCIPAL
AMOUNT         BORROWER/TRANCHE DESCRIPTION                         VALUE
-----------------------------------------------------------------------------------
ADVERTISING -- 0.4%

ADAMS OUTDOOR ADVERTISING, L.P.
$    350,000   Term Loan, Maturing April 15, 2012                   $       355,469
LAMAR MEDIA CORP.
   2,239,600   Term Loan, Maturing June 30, 2010                          2,273,895
-----------------------------------------------------------------------------------
                                                                    $     2,629,364
-----------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 1.4%

ALLIANT TECHSYSTEMS, INC.
$  3,820,000   Term Loan, Maturing March 31, 2011                   $     3,859,396
ARINC, INC.
   1,000,000   Term Loan, Maturing March 10, 2010                         1,014,375
DRS TECHNOLOGIES, INC.
   1,653,030   Term Loan, Maturing November 4, 2010                       1,670,594
UNITED DEFENSE INDUSTRIES, INC.
   1,215,007   Term Loan, Maturing October 6, 2005                        1,223,252
VOUGHT AIRCRAFT INDUSTRIES, INC.
     932,400   Term Loan, Maturing December 31, 2006                        940,558
     160,361   Term Loan, Maturing July 24, 2007                            162,065
     264,812   Term Loan, Maturing July 24, 2008                            267,240
-----------------------------------------------------------------------------------
                                                                    $     9,137,480
-----------------------------------------------------------------------------------

AUTO COMPONENTS -- 9.9%

ACCURIDE CORP.
$  3,265,625   Term Loan, Maturing September 30, 2004               $     3,345,225
   5,000,000   Term Loan, Maturing June 13, 2007                          5,118,750
COLLINS & AIKMAN PRODUCTS CO.
   2,720,532   Term Loan, Maturing December 31, 2005                      2,759,980
   1,412,281   Revolving Loan, Maturing December 31, 2005                 1,426,404
   2,612,719   Term Loan, Maturing December 31, 2005                      2,642,112
DURA OPERATING CORP.
   2,242,556   Term Loan, Maturing March 31, 2007                         2,260,777
EXIDE TECHNOLOGIES
   1,148,125   Term Loan, Maturing May 15, 2004                           1,150,995
   1,225,957   Term Loan, Maturing May 15, 2004                           1,229,022
   1,722,188   Term Loan, Maturing May 15, 2004                           1,726,493
FEDERAL-MOGUL CORP.
   7,076,029   Revolving Loan, Maturing August 24, 2004                   6,557,122
   2,559,019   Term Loan, Maturing February 24, 2005                      2,376,688
HLI OPERATING CO., INC.
   6,715,400   Term Loan, Maturing June 3, 2009                           6,874,890
KEY PLASTICS, LLC AND BREED TECHNOLOGIES, INC.
$    533,333   Term Loan, Maturing April 25, 2009                   $       541,333
KEYSTONE AUTOMOTIVE OPERATIONS, INC.
   3,913,043   Term Loan, Maturing October 30, 2009                       3,976,630
PLASTECH ENGINEERED PRODUCTS, INC.
     900,000   Term Loan, Maturing March 31, 2010                           914,625
TENNECO AUTOMOTIVE
   4,265,173   Term Loan, Maturing December 12, 2009                      4,347,811
   1,924,137   Term Loan, Maturing December 12, 2010                      1,961,417
THE GOODYEAR TIRE & RUBBER CO.
   3,750,000   Term Loan, Maturing March 31, 2006                         3,779,531
   1,000,000   Term Loan, Maturing March 31, 2006                         1,014,167
TRW AUTOMOTIVE, INC.
   2,010,420   Term Loan, Maturing February 27, 2009                      2,030,733
   6,070,780   Term Loan, Maturing February 27, 2011                      6,171,598
-----------------------------------------------------------------------------------
                                                                    $    62,206,303
-----------------------------------------------------------------------------------

BROADCAST MEDIA -- 6.0%

CANWEST MEDIA, INC.
$  4,178,462   Term Loan, Maturing May 15, 2009                     $     4,230,692
CUMULUS MEDIA, INC.
   2,643,325   Term Loan, Maturing March 28, 2010                         2,683,305
EMMIS COMMUNICATION CORP.
   5,308,658   Term Loan, Maturing August 31, 2009                        5,320,979
GRAY TELEVISION, INC.
   2,194,500   Term Loan, Maturing December 31, 2010                      2,224,126
LIN TELEVISION CORP.
   1,115,714   Term Loan, Maturing December 31, 2007                      1,127,568
   1,018,286   Term Loan, Maturing December 31, 2007                      1,027,833
NEXSTAR BROADCASTING, INC.
     358,077   Term Loan, Maturing December 31, 2010                        363,000
     140,673   Term Loan, Maturing December 31, 2010                        142,431
PANAMSAT CORP.
   3,203,989   Term Loan, Maturing September 30, 2010                     3,217,007
Rainbow Media Holdings, LLC
   7,066,971   Term Loan, Maturing March 14, 2008                         7,134,107
SINCLAIR TELEVISION GROUP, INC.
   1,013,980   Incremental Term Loan, Maturing December 31, 2009          1,028,767
   1,013,980   Term Loan, Maturing December 31, 2009                      1,028,767
SPANISH BROADCASTING SYSTEM, INC.
   2,743,125   Term Loan, Maturing October 31, 2009                       2,779,129
SUSQUEHANNA MEDIA CO.
   5,250,000   Term Loan, Maturing March 31, 2012                         5,315,625
-----------------------------------------------------------------------------------
                                                                    $    37,623,336
-----------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT         BORROWER/TRANCHE DESCRIPTION                         VALUE
-----------------------------------------------------------------------------------
CABLE TELEVISION -- 7.6%

ATLANTIC BROADBAND FINANCE, LLC
$  4,294,434   Term Loan, Maturing February 10, 2011                $     4,350,129
CEBRIDGE CONNECTIONS, INC.
   1,510,000   Term Loan, Maturing February 23, 2009                      1,519,437
   1,600,000   Term Loan, Maturing February 23, 2010                      1,606,000
CHARTER COMMUNICATIONS OPERATING, LLC
  15,350,000   Term Loan, Maturing April 27, 2011                        15,314,818
CSG SYSTEMS INTERNATIONAL, INC.
   1,521,627   Term Loan, Maturing December 31, 2007                      1,539,222
DIRECTTV HOLDINGS, LLC
   4,955,510   Term Loan, Maturing March 6, 2010                          5,042,851
INSIGHT MIDWEST HOLDINGS, LLC
   1,995,000   Incremental Term Loan B, Maturing December 31, 2009        2,012,706
   8,229,375   Term Loan B, Maturing December 31, 2009                    8,302,411
MCC IOWA, LLC
   8,000,000   Term Loan, Maturing September 30, 2010                     8,117,504
-----------------------------------------------------------------------------------
                                                                    $    47,805,078
-----------------------------------------------------------------------------------

CASINOS AND GAMING -- 4.2%

ALLIANCE GAMING CORP.
$  8,000,000   Term Loan, Maturing September 5, 2009                $     8,097,504
ARGOSY GAMING CO.
   7,580,090   Term Loan, Maturing June 30, 2008                          7,655,891
ISLE OF CAPRI CASINOS
   1,141,250   Term Loan, Maturing April 25, 2008                         1,154,904
PENN NATIONAL GAMING, INC.
     947,462   Term Loan, Maturing July 31, 2006                            961,674
PINNACLE ENTERTAINMENT, INC.
   3,920,000   Term Loan, Maturing December 18, 2009                      3,971,450
SCIENTIFIC GAMES CORP.
   3,990,000   Term Loan, Maturing December 31, 2009                      4,053,174
VENETIAN CASINO RESORT, LLC/LAS VEGAS SANDS, INC.
     540,375   Term Loan, Maturing June 4, 2008                             548,481
-----------------------------------------------------------------------------------
                                                                    $    26,443,078
-----------------------------------------------------------------------------------

CHEMICALS -- 6.4%

BRENNTAG AG
$  2,975,000   Term Loan, Maturing December 9, 2011                 $     3,015,906
CP KELCO US, INC.
   1,382,132   Term Loan, Maturing March 31, 2008                         1,399,985
     452,637   Term Loan, Maturing September 30, 2008                       458,484
FMC CORP.
$  2,351,742   Term Loan, Maturing October 21, 2007                 $     2,378,199
HERCULES, INC.
     885,000   Term Loan, Maturing October 8, 2010                          897,722
HUNTSMAN INTERNATIONAL
   3,500,158   Term Loan, Maturing June 30, 2007                          3,561,193
   3,499,842   Term Loan, Maturing June 30, 2008                          3,558,902
HUNTSMAN LLC
   2,085,491   Term Loan, Maturing March 31, 2007                         2,080,278
   2,754,547   Term Loan, Maturing March 31, 2007                         2,747,660
ISP CHEMCO, INC.
   1,500,000   Term Loan, Maturing March 27, 2011                         1,513,594
KRATON POLYMERS, LLC
   4,487,500   Term Loan, Maturing December 5, 200                       84,563,227
NALCO CO.
   9,628,846   Term Loan, Maturing November 4, 2010                       9,721,119
ROCKWOOD SPECIALTIES GROUP, INC.
     980,000   Term Loan, Maturing December 8, 2010                         987,962
VWR INTERNATIONAL, INC.
   1,300,000   Term Loan, Maturing April 7, 2011                          1,320,475
WELLMAN, INC.
   2,250,000   Term Loan, Maturing February 10, 2009                      2,283,282
-----------------------------------------------------------------------------------
                                                                    $    40,487,988
-----------------------------------------------------------------------------------

COAL -- 0.4%

PEABODY ENERGY CORP.
$  2,722,500   Term Loan, Maturing March 31, 2010                   $     2,747,174
-----------------------------------------------------------------------------------
                                                                    $     2,747,174
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 3.3%

ADVANSTAR COMMUNICATIONS, INC.
$    584,554   Term Loan, Maturing November 17, 2007                $       587,842
COINMACH LAUNDRY CORP.
   1,280,125   Term Loan, Maturing July 25, 2009                          1,294,046
ENVIRONMENTAL SYSTEMS PRODUCTS HOLDINGS, INC.
   1,746,228   Term Loan, Maturing December 12, 2008                      1,758,234
   2,500,000   Term Loan, Maturing December 12, 2010                      2,531,250
GATE GOURMET BORROWER, LLC
   2,980,000   Term Loan, Maturing December 31, 2008                      2,980,000
METOKOTE CORP.
   1,097,250   Term Loan, Maturing August 13, 2010                        1,109,594

                        See notes to financial statements

PRINCIPAL
AMOUNT         BORROWER/TRANCHE DESCRIPTION                         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL SERVICES (CONTINUED)

PIKE ELECTRIC
$    886,471   Term Loan, Maturing January 30, 2008                 $       894,643
UNITED RENTALS, INC.
   1,121,250   Term Loan B, Maturing February 14, 2011                    1,136,317
   5,606,250   Term Loan, Maturing February 14, 2011                      5,678,430
WILLIAMS SCOTSMAN, INC.
   2,701,688   Term Loan, Maturing December 31, 2006                      2,712,946
-----------------------------------------------------------------------------------
                                                                    $    20,683,302
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.4%

AMPHENOL CORP.
$  2,372,200   Term Loan, Maturing May 6, 2010                      $     2,397,405
-----------------------------------------------------------------------------------
                                                                    $     2,397,405
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.3%

SEAGATE TECHNOLOGY HOLDINGS, INC.
$  2,167,000   Term Loan, Maturing November 22, 2006                $     2,194,900
-----------------------------------------------------------------------------------
                                                                    $     2,194,900
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.2%

PLY GEM INDUSTRIES, INC.
$  1,317,500   Term Loan, Maturing February 12, 2011                $     1,322,441
     232,500   Term Loan, Maturing February 12, 2011                        233,372
-----------------------------------------------------------------------------------
                                                                    $     1,555,813
-----------------------------------------------------------------------------------

CONTAINERS AND PACKAGING - METAL AND GLASS -- 1.8%

BALL CORP.
$  1,738,430   Term Loan, Maturing December 31, 2009                $     1,758,856
OWENS-ILLINOIS, INC.
   2,500,000   Term Loan, Maturing April 1, 2007                          2,511,720
   3,000,000   Term Loan, Maturing April 1, 2008                          3,024,108
SILGAN HOLDINGS, INC.
   4,252,809   Term Loan, Maturing December 31, 2008                      4,321,253
-----------------------------------------------------------------------------------
                                                                    $    11,615,937
-----------------------------------------------------------------------------------

CONTAINERS AND PACKAGING - PAPER -- 2.8%

GRAHAM PACKAGING CO.
$  2,735,526   Term Loan, Maturing February 16, 2010                $     2,780,405
GRAPHIC PACKAGING INTERNATIONAL, INC.
   6,179,000   Term Loan, Maturing August 8, 2009                         6,283,271
GREIF BROS. CORP.
$  1,462,500   Term Loan, Maturing August 31, 2008                  $     1,474,017
PRINTPACK HOLDINGS, INC.
   1,448,044   Term Loan, Maturing April 30, 2009                         1,462,524
SOLO CUP CO.
   2,715,346   Term Loan, Maturing February 27, 2011                      2,763,544
STONE CONTAINER CORP.
   2,541,268   Term Loan B, Maturing June 30, 2009                        2,563,504
     505,029   Term Loan C, Maturing June 30, 2009                          509,448
-----------------------------------------------------------------------------------
                                                                    $    17,836,713
-----------------------------------------------------------------------------------

CONTAINERS AND PACKAGING - PLASTICS -- 0.8%

BERRY PLASTICS CORP.
$  2,456,406   Term Loan, Maturing July 22, 2010                    $     2,491,717
CONSOLIDATED CONTAINER HOLDINGS, LLC
   2,623,764   Term Loan, Maturing June 30, 2007                          2,606,547
-----------------------------------------------------------------------------------
                                                                    $     5,098,264
-----------------------------------------------------------------------------------

EDUCATIONAL SERVICES -- 1.7%

AMERICAN ACHIEVEMENT CORP.
$    700,000   Term Loan, Maturing March 25, 2011                   $       710,719
EDUCATE OPERATING CO., LLC
     450,000   Term Loan, Maturing March 31, 2011                           455,344
JOSTENS, INC.
   3,042,553   Term Loan, Maturing July 15, 2010                          3,075,260
KNOWLEDGE LEARNING CORP.
   4,918,134   Term Loan, Maturing May 15, 2010                           4,942,724
WEEKLY READER CORP.
   1,485,000   Term Loan, Maturing March 18, 2009                         1,491,962
-----------------------------------------------------------------------------------
                                                                    $    10,676,009
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%

COMMUNICATIONS & POWER INDUSTRIES, INC.
$  1,150,000   Term Loan, Maturing July 23, 2010                    $     1,165,812
GLOBAL CASH ACCESS LLC
     675,000   Term Loan, Maturing March 10, 2010                           685,547
-----------------------------------------------------------------------------------
                                                                    $     1,851,359
-----------------------------------------------------------------------------------

ELECTRONICS -- 0.6%

INVENSYS INTERNATIONAL HOLDINGS, LTD.
$  3,100,000   Term Loan, Maturing September 5, 2009                $     3,111,625
     750,000   Term Loan, Maturing September 5, 2009                        756,562
-----------------------------------------------------------------------------------
                                                                    $     3,868,187
-----------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT         BORROWER/TRANCHE DESCRIPTION                         VALUE
-----------------------------------------------------------------------------------
ENTERTAINMENT -- 4.2%

HOLLYWOOD ENTERTAINMENT CORP.
$  1,000,000   Term Loan, Maturing March 31, 2008                   $     1,006,667
LIONS GATE ENTERTAINMENT, INC.
   4,000,000   Term Loan, Maturing December 31, 2008                      4,030,000
SIX FLAGS THEME PARKS, INC.
   7,922,624   Term Loan, Maturing June 30, 2009                          8,015,057
UNIVERSAL CITY DEVELOPMENT PARTNERS, L.P.
   4,375,592   Term Loan, Maturing June 30, 2007                          4,398,840
Vivendi Universal Entertainment, LLP
   2,200,000   Term Loan, Maturing June 30, 2008                          2,217,875
WMG ACQUISITION CORP.
   6,610,000   Term Loan, Maturing February 28, 2011                      6,706,671
-----------------------------------------------------------------------------------
                                                                    $    26,375,110
-----------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 3.1%

ALLIED WASTE INDUSTRIES, INC.
$  1,535,714   Term Loan, Maturing January 15, 2009                 $     1,560,549
   1,114,286   Term Loan, Maturing January 15, 2010                       1,133,089
   6,445,536   Term Loan, Maturing July 15, 2010                          6,557,179
CASELLA WASTE SYSTEMS, INC.
   2,475,000   Term Loan, Maturing January 24, 2010                       2,509,031
IESI CORP.
   1,094,500   Term Loan, Maturing September 30, 2010                     1,112,970
IONICS, INC.
   1,780,000   Term Loan, Maturing February 13, 2011                      1,803,920
SYNAGRO TECHNOLOGIES, INC.
     732,027   Term Loan, Maturing April 15, 2008                           734,772
WASTE CONNECTIONS
   4,000,000   Term Loan, Maturing October 22, 2010                       4,033,752
-----------------------------------------------------------------------------------
                                                                    $    19,445,262
-----------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 9.4%

AMERICAN SEAFOOD HOLDINGS, INC.
$  1,659,888   Term Loan, Maturing March 31, 2009                   $     1,667,496
CONSTELLATION BRANDS, INC.
   2,375,000   Term Loan, Maturing November 30, 2008                      2,412,853
DEAN FOODS CO.
     750,000   Term Loan C, Maturing July 15, 2008                          758,281
   4,699,237   Term Loan B, Maturing July 15, 2008                        4,769,725
DEL MONTE CORP.
   2,098,318   Term Loan, Maturing December 20, 2010                      2,135,038
DOANE PET CARE CO.
$    607,539   Term Loan, Maturing December 29, 2005                $       612,222
     656,355   Term Loan, Maturing December 29, 2006                        661,483
DOLE FOOD CO., INC.
     933,473   Term Loan, Maturing September 29, 2008                       948,642
DR. PEPPER/SEVEN UP BOTTLING GROUP, INC.
   6,936,235   Term Loan, Maturing December 19, 2010                      7,066,289
DS WATERS ENTERPRISES, L.P.
   5,458,750   Term Loan, Maturing November 7, 2009                       5,457,047
INTERSTATE BRANDS CORP.
   1,994,872   Term Loan B, Maturing July 19, 2007                        1,958,715
LAND O'LAKES, INC.
     590,062   Term Loan, Maturing October 1, 2007                          595,963
MERISANT CO.
   3,733,595   Term Loan, Maturing January 31, 2010                       3,772,331
MICHAEL FOODS, INC.
   4,389,000   Term Loan, Maturing November 20, 2010                      4,460,321
   6,000,000   Term Loan, Maturing November 20, 2011                      6,159,378
NEW WORLD PASTA
   2,692,718   Term Loan, Maturing January 28, 2006                       2,494,130
PINNACLE FOODS HOLDINGS CORP.
   1,244,037   Term Loan, Maturing November 25, 2010                      1,262,179
   4,405,963   Term Loan, Maturing November 25, 2010                      4,472,969
REDDY ICE GROUP, INC.
     581,040   Term Loan, Maturing July 31, 2009                            587,335
   1,743,120   Term Loan, Maturing July 31, 2009                          1,762,004
SEMINIS VEGETABLE SEEDS, INC.
   1,410,000   Term Loan, Maturing September 30, 2009                     1,430,269
SOUTHERN WINE & SPIRITS OF AMERICA, INC.
   3,838,523   Term Loan, Maturing June 28, 2008                          3,883,507
-----------------------------------------------------------------------------------
                                                                    $    59,328,177
-----------------------------------------------------------------------------------

FUNERAL SERVICE -- 0.1%

STEWART ENTERPRISES, INC.
$    419,063   Term Loan, Maturing January 31, 2006                 $       422,555
-----------------------------------------------------------------------------------
                                                                    $       422,555
-----------------------------------------------------------------------------------

HEALTH CARE - EQUIPMENT AND SUPPLIES -- 3.8%

ALARIS MEDICAL SYSTEMS, INC.
$  2,185,359   Term Loan, Maturing June 30, 2009                    $     2,215,067
COLGATE MEDICAL, LTD.
   1,950,000   Term Loan, Maturing December 30, 2008                      1,976,204

                        See notes to financial statements

PRINCIPAL
AMOUNT         BORROWER/TRANCHE DESCRIPTION                         VALUE
-----------------------------------------------------------------------------------
HEALTH CARE - EQUIPMENT AND SUPPLIES (CONTINUED)

CONMED CORP.
$  2,700,053   Term Loan, Maturing December 31, 2007                $     2,737,179
EMPI CORP.
   3,491,250   Term Loan, Maturing November 24, 2009                      3,530,527
FISHER SCIENTIFIC INTERNATIONAL, LLC
   2,045,455   Term Loan, Maturing March 31, 2010                         2,061,221
KINETIC CONCEPTS, INC.
   4,004,273   Term Loan, Maturing October 3, 2009                        4,054,327
SOLA INTERNATIONAL, INC.
   4,000,000   Term Loan, Maturing December 11, 2009                      4,065,000
TRIAD HOSPITALS HOLDINGS, INC.
   3,157,120   Term Loan, Maturing March 31, 2008                         3,207,445
-----------------------------------------------------------------------------------
                                                                    $    23,846,970
-----------------------------------------------------------------------------------

HEALTH CARE - PROVIDERS AND SERVICES -- 6.0%

ACCREDO HEALTH, INC.
$  1,078,000   Term Loan, Maturing March 31, 2009                   $     1,095,517
ALLIANCE IMAGING, INC.
   1,230,821   Term Loan, Maturing June 10, 2008                          1,225,821
AMN HEALTHCARE, INC.
   2,000,000   Term Loan, Maturing October 2, 2008                        2,035,000
COMMUNITY HEALTH SYSTEMS, INC.
   7,264,884   Term Loan, Maturing July 5, 2010                           7,400,193
CONCENTRA OPERATING CORP.
   3,979,950   Term Loan, Maturing June 30, 2009                          4,041,309
DAVITA, INC.
   6,466,235   Term Loan, Maturing March 31, 2009                         6,542,013
EXPRESS SCRIPTS, INC.
   1,500,000   Term Loan, Maturing February 13, 2010                      1,516,875
FHC HEALTH SYSTEMS, INC.
     650,000   Term Loan, Maturing June 1, 2004                             649,594
     928,571   Term Loan, Maturing December 18, 2009                        927,991
FRESENIUS MEDICAL CARE HOLDINGS, INC.
   2,226,197   Term Loan, Maturing February 21, 2010                      2,231,762
INSIGHT HEALTH SERVICES CORP.
   1,608,738   Term Loan, Maturing October 17, 2008                       1,614,771
MAGELLAN HEALTH SERVICES, INC.
   1,777,778   Term Loan, Maturing August 15, 2008                        1,813,333
   2,138,889   Term Loan, Maturing August 15, 2008                        2,181,667
MARINER HEALTH CARE, INC.
   1,942,097   Term Loan, Maturing December 31, 2009                      1,961,518
MULTIPLAN, INC.
$    540,000   Term Loan, Maturing March 4, 2009                    $       546,750
TEAM HEALTH
   2,240,000   Term Loan, Maturing March 23, 2011                         2,240,000
-----------------------------------------------------------------------------------
                                                                    $    38,024,114
-----------------------------------------------------------------------------------

HOTELS -- 2.8%

CNL HOSPITALITY PARTNERS, L.P.
$  5,000,000   Term Loan, Maturing April 2, 2005                    $     5,000,000
EXTENDED STAY AMERICA
   7,660,400   Term Loan, Maturing December 31, 2007                      7,682,745
WYNDHAM INTERNATIONAL, INC.
   4,946,214   Term Loan, Maturing June 30, 2006                          4,812,513
-----------------------------------------------------------------------------------
                                                                    $    17,495,258
-----------------------------------------------------------------------------------

HOUSEHOLD FURNISHING AND APPLIANCES -- 2.4%

GOODMAN GLOBAL HOLDINGS, INC.
$  2,767,500   Term Loan, Maturing November 21, 2009                $     2,807,283
HOME INTERIORS & GIFTS, INC.
     900,000   Term Loan, Maturing March 31, 2011                           892,687
SEALY MATTRESS CO.
   2,508,323   Term Loan, Maturing April 6, 2012                          2,543,598
SIMMONS CO.
   8,470,593   Term Loan, Maturing December 19, 2011                      8,594,119
-----------------------------------------------------------------------------------
                                                                    $    14,837,687
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.9%

CENTRAL GARDEN & PET CO.
$    994,987   Term Loan, Maturing May 19, 2009                     $     1,001,828
CHURCH & DWIGHT CO., INC.
   1,706,355   Term Loan, Maturing September 30, 2007                     1,731,951
THE SCOTTS CO.
   3,196,800   Term Loan, Maturing September 30, 2010                     3,245,500
-----------------------------------------------------------------------------------
                                                                    $     5,979,279
-----------------------------------------------------------------------------------

LEISURE -- 0.5%

AMF BOWLING WORLDWIDE, INC.
$  3,050,000   Term Loan, Maturing August 27, 2009                  $     3,078,594
-----------------------------------------------------------------------------------
                                                                    $     3,078,594
-----------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT         BORROWER/TRANCHE DESCRIPTION                         VALUE
-----------------------------------------------------------------------------------
LEISURE, EQUIPMENT & PRODUCTS -- 0.6%

BOMBARDIER RECREATIONAL PRODUCTS, INC.
$  2,405,000   Term Loan, Maturing December 18, 2010                $     2,423,037
   1,050,000   Term Loan, Maturing December 18, 2010                      1,061,375
-----------------------------------------------------------------------------------
                                                                    $     3,484,412
-----------------------------------------------------------------------------------

MACHINERY -- 1.1%

FLOWSERVE CORP.
$  2,914,321   Term Loan, Maturing June 30, 2009                    $     2,954,757
REXNORD CORP.
   2,471,970   Term Loan, Maturing November 30, 2009                      2,498,235
TEREX CORP.
   1,306,139   Term Loan, Maturing June 30, 2009                          1,313,649
-----------------------------------------------------------------------------------
                                                                    $     6,766,641
-----------------------------------------------------------------------------------

MANUFACTURING -- 4.9%

AMSTED INDUSTRIES, INC.
$    992,500   Term Loan, Maturing October 15, 2010                 $     1,011,730
CHART INDUSTRIES, INC.
   3,168,626   Term Loan, Maturing September 15, 2009                     3,140,900
DOUGLAS DYNAMICS HOLDINGS, INC.
     300,000   Term Loan, Maturing March 30, 2010                           303,750
     400,000   Term Loan, Maturing March 30, 2011                           405,000
DRESSER, INC.
     711,945   Term Loan, Maturing March 31, 2007                           724,404
ENERSYS HOLDINGS, INC.
   1,160,000   Term Loan, Maturing March 17, 2011                         1,178,609
JOHNSONDIVERSEY, INC.
   1,700,000   Term Loan, Maturing November 30, 2009                      1,718,948
POLYPORE, INC.
   4,312,995   Term Loan, Maturing December 31, 2007                      4,354,326
ROPER INDUSTRIES, INC.
   2,518,125   Term Loan, Maturing December 29, 2008                      2,554,323
SENSUS METERING SYSTEMS, INC.
   2,602,174   Term Loan, Maturing December 17, 2010                      2,623,858
     390,326   Term Loan, Maturing December 17, 2010                        393,579
SPX CORP.
   4,618,667   Term Loan, Maturing September 30, 2009                     4,682,654
ST. MARYS CEMENT, INC.
   7,980,000   Term Loan, Maturing December 4, 2010                       8,099,700
-----------------------------------------------------------------------------------
                                                                    $    31,191,781
-----------------------------------------------------------------------------------

METALS & MINING -- 0.1%

COMPASS MINERALS GROUP, INC.
$    684,606   Term Loan, Maturing November 28, 2009                $       695,232
-----------------------------------------------------------------------------------
                                                                    $       695,232
-----------------------------------------------------------------------------------

MISCELLANEOUS -- 1.0%

LAIDLAW INTERNATIONAL, INC.
$  6,175,266   Term Loan, Maturing June 19, 2009                    $     6,293,628
-----------------------------------------------------------------------------------
                                                                    $     6,293,628
-----------------------------------------------------------------------------------

OFFICE EQUIPMENT AND SUPPLIES -- 1.8%

BUHRMANN US, INC.
$  5,187,000   Term Loan, Maturing December 31, 2010                $     5,272,098
GLOBAL IMAGING SYSTEMS, INC.
     491,263   Term Loan, Maturing June 25, 2009                            498,631
IRON MOUNTAIN, INC.
   2,338,985   Term Loan, Maturing April 2, 2009                          2,364,569
XEROX CORP.
   3,000,000   Term Loan, Maturing September 30, 2008                     3,009,750
-----------------------------------------------------------------------------------
                                                                    $    11,145,048
-----------------------------------------------------------------------------------

OIL & GAS -- 2.2%

CITGO PETROLEUM CO.
$  2,500,000   Term Loan, Maturing February 27, 2006                $     2,601,562
LA GRANGE ACQUISITION, L.P.
   4,000,000   Term Loan, Maturing January 18, 2008                       4,000,000
MAGELLAN MIDSTREAM HOLDINGS
     738,402   Term Loan, Maturing June 17, 2008                            753,170
SEMINOLE TRANSPORTATION & GATHERING, L.P.
   1,787,417   Revolving Loan, Maturing October 10, 2006                  1,782,948
WILLIAMS PRODUCTION RMT CO.
   4,738,125   Term Loan, Maturing May 30, 2007                           4,791,429
-----------------------------------------------------------------------------------
                                                                    $    13,929,109
-----------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 2.3%

APPLETON PAPERS, INC.
$  1,960,406   Term Loan, Maturing November 8, 2006                 $     1,976,334
BUCKEYE TECHNOLOGIES, INC.
   4,726,250   Term Loan, Maturing April 15, 2010                         4,770,559
RLC INDUSTRIES CO.
   1,795,500   Term Loan, Maturing February 24, 2010                      1,817,944

                        See notes to financial statements

PRINCIPAL
AMOUNT         BORROWER/TRANCHE DESCRIPTION                         VALUE
-----------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS (CONTINUED)

SP NEWSPRINT CO.
$  2,118,333   Term Loan, Maturing January 9, 2010                  $     2,147,460
   3,866,667   Term Loan, Maturing January 9, 2010                        3,919,833
-----------------------------------------------------------------------------------
                                                                    $    14,632,130
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.8%

ARMKEL, LLC
$    933,141   Term Loan, Maturing March 31, 2009                   $       945,138
PRESTIGE BRANDS, INC.
   1,800,000   Term Loan B, Maturing April 7, 2011                        1,818,000
   2,000,000   Term Loan C, Maturing April 7, 2011                        2,025,000
-----------------------------------------------------------------------------------
                                                                    $     4,788,138
-----------------------------------------------------------------------------------

PUBLISHING & PRINTING -- 7.4%

AMERICAN MEDIA OPERATIONS, INC.
$    572,418   Term Loan, Maturing April 1, 2007                    $       579,752
   3,872,631   Term Loan, Maturing April 1, 2008                          3,936,165
CBD MEDIA, LLC
   2,734,813   Term Loan, Maturing December 31, 2009                      2,769,854
DEX MEDIA EAST, LLC
     947,866   Term Loan, Maturing November 8, 2008                         962,182
   6,800,873   Term Loan, Maturing May 8, 2009                            6,915,638
DEX MEDIA WEST, LLC
   5,273,938   Term Loan, Maturing September 9, 2009                      5,357,994
   5,276,996   Term Loan, Maturing March 9, 2010                          5,369,813
HOLLINGER INTERNATIONAL PUBLISHING, INC.
   5,110,360   Term Loan, Maturing September 30, 2009                     5,179,033
MORRIS PUBLISHING GROUP, LLC
   1,100,000   Term Loan, Maturing March 31, 2011                         1,114,575
NEBRASKA BOOK CO.
   1,460,000   Term Loan, Maturing March 4, 2011                          1,482,813
R.H. DONNELLEY, INC.
   5,319,466   Term Loan, Maturing June 30, 2010                          5,404,577
SUN MEDIA CORP.
   1,406,743   Term Loan, Maturing February 7, 2009                       1,422,350
THE READER'S DIGEST ASSOCIATION, INC.
   3,330,432   Term Loan, Maturing May 20, 2008                           3,362,434
TRANSWESTERN PUBLISHING COMPANY, LLC
     925,000   Term Loan B, Maturing February 25, 2011                      937,333
   1,600,000   Term Loan, Maturing February 25, 2011                      1,619,000
-----------------------------------------------------------------------------------
                                                                    $    46,413,513
-----------------------------------------------------------------------------------

REAL ESTATE -- 4.6%

BRE/HOMESTEAD, LLC
$  4,000,000   Term Loan, Maturing January 11, 2006                 $     3,992,500
CROWN CASTLE OPERATING CO.
   7,300,819   Term Loan, Maturing September 15, 2007                     7,430,868
DMB/CHII, LLC
   1,882,787   Term Loan, Maturing March 3, 2009                          1,887,494
LANDSOURCE COMMUNITIES DEVELOPMENT, LLC
   6,011,000   Term Loan, Maturing March 31, 2010                         6,112,436
LODGIAN CO.
   1,000,000   Term Loan, Maturing March 31, 2006                           987,500
NEWKIRK MASTER, L.P.
   1,349,232   Term Loan, Maturing November 24, 2006                      1,372,844
NEWKIRK TENDER HOLDINGS, LLC
   1,777,778   Term Loan A, Maturing May 25, 2006                         1,795,556
   1,806,929   Term Loan B, Maturing May 25, 2006                         1,824,998
OLY HIGHTOP PARENT
   3,500,000   Term Loan, Maturing March 31, 2006                         3,508,750
-----------------------------------------------------------------------------------
                                                                    $    28,912,946
-----------------------------------------------------------------------------------

RESTAURANTS -- 2.1%

AFC ENTERPRISES, INC.
$  2,449,160   Term Loan, Maturing June 30, 2004                    $     2,400,177
     890,001   Term Loan, Maturing May 23, 2009                             893,116
BUFFETS, INC.
     418,182   Term Loan, Maturing June 28, 2009                            419,227
   4,171,364   Term Loan, Maturing June 28, 2009                          4,188,049
CARROLS CORP.
   2,440,616   Term Loan, Maturing November 30, 2007                      2,465,022
JACK IN THE BOX, INC.
   2,992,500   Term Loan, Maturing January 8, 2011                        3,044,869
-----------------------------------------------------------------------------------
                                                                    $    13,410,460
-----------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 3.4%

ALIMENTATION COUCHE-TARD, INC.
$  1,221,429   Term Loan, Maturing December 17, 2010                $     1,236,442
DOMINO'S, INC.
   7,117,892   Term Loan, Maturing June 25, 2010                          7,222,439
FLEMING COMPANIES, INC.
     334,820   Term Loan, Maturing June 18, 2008                            333,565
GENERAL NUTRITION CENTERS, INC.
   3,990,000   Term Loan, Maturing December 5, 2009                       4,022,419

                        See notes to financial statements

PRINCIPAL
AMOUNT         BORROWER/TRANCHE DESCRIPTION                         VALUE
-----------------------------------------------------------------------------------
RETAIL - FOOD AND DRUG (CONTINUED)

GIANT EAGLE, INC.
$  2,000,000   Term Loan, Maturing August 6, 2009                   $     2,024,376
RITE AID CORP.
   4,375,000   Term Loan, Maturing April 30, 2008                         4,486,563
THE PANTRY, INC.
   2,349,008   Term Loan, Maturing March 12, 2011                         2,382,775
-----------------------------------------------------------------------------------
                                                                    $    21,708,579
-----------------------------------------------------------------------------------

RETAIL - SPECIALTY -- 2.8%

ADVANCE STORES CO., INC.
$  2,986,079   Term Loan, Maturing November 30, 2007                $     3,029,938
CSK AUTO, INC.
   6,750,000   Term Loan, Maturing June 20, 2009                          6,842,813
FTD, INC.
   3,000,000   Term Loan, Maturing February 28, 2011                      3,043,125
ORIENTAL TRADING CO.
     987,215   Term Loan, Maturing August 4, 2010                           994,002
   3,000,000   Term Loan, Maturing January 8, 2011                        3,058,125
PETRO STOPPING CENTERS, L.P.
     593,750   Term Loan, Maturing February 9, 2007                         602,285
-----------------------------------------------------------------------------------
                                                                    $    17,570,288
-----------------------------------------------------------------------------------

ROAD AND RAIL -- 1.9%

NFIL HOLDINGS CORP.
$    535,714   Term Loan, Maturing February 27, 2010                $       544,420
   1,714,286   Term Loan, Maturing February 27, 2010                      1,738,929
QUALITY DISTRIBUTION, LLC
   1,994,987   Term Loan, Maturing November 13, 2009                      2,016,184
SIRVA WORLDWIDE, INC.
   4,882,353   Term Loan, Maturing December 31, 2010                      4,925,074
YELLOW ROADWAY CORP.
   1,690,909   Term Loan, Maturing June 30, 2008                          1,703,063
   1,207,792   Term Loan, Maturing June 30, 2008                          1,216,474
-----------------------------------------------------------------------------------
                                                                    $    12,144,144
-----------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.1%

FAIRCHILD SEMICONDUCTOR CORP.
$    744,375   Term Loan, Maturing June 19, 2008                    $       756,471
-----------------------------------------------------------------------------------
                                                                    $       756,471
-----------------------------------------------------------------------------------

TELECOMMUNICATIONS - WIRELESS -- 5.3%

AMERICAN TOWER, L.P.
$    997,500   Term Loan, Maturing December 31, 2007                $     1,003,984
CENTENNIAL CELLULAR OPERATING CO., LLC
   4,850,000   Term Loan, Maturing February 9, 2011                       4,861,693
DOBSON CELLULAR SYSTEMS, INC.
   4,975,000   Term Loan, Maturing March 31, 2010                         4,975,871
NEXTEL FINANCE CO.
   9,164,500   Term Loan, Maturing December 15, 2010                      9,274,538
SBA SENIOR FINANCE, INC.
   3,210,622   Term Loan, Maturing October 31, 2008                       3,235,202
SPECTRASITE COMMUNICATIONS, INC.
   1,147,909   Term Loan, Maturing June 30, 2006                          1,163,693
   2,997,270   Term Loan, Maturing June 30, 2007                          3,012,568
WESTERN WIRELESS
     925,726   Term Loan, Maturing September 30, 2007                       923,509
WESTERN WIRELESS CORP.
   5,108,326   Term Loan, Maturing September 30, 2008                     5,132,274
-----------------------------------------------------------------------------------
                                                                    $    33,583,332
-----------------------------------------------------------------------------------

TELECOMMUNICATIONS - WIRELINE -- 3.7%

AMERICAN TOWER, L.P.
$  3,502,718   Term Loan, Maturing December 31, 2006                $     3,518,242
CINCINNATI BELL, INC.
   4,594,048   Term Loan, Maturing June 30, 2008                          4,662,958
CONSOLIDATED COMMUNICATIONS, INC.
   2,100,000   Term Loan, Maturing October 14, 2011                       2,121,000
D&E COMMUNICATIONS, INC.
     997,500   Term Loan, Maturing December 31, 2011                      1,008,722
QWEST CORP.
  10,000,000   Term Loan, Maturing June 4, 2007                          10,427,640
VALOR TELECOMMUNICATIONS ENTERPRISES, LLC
   1,476,098   Term Loan, Maturing June 30, 2008                          1,487,631
-----------------------------------------------------------------------------------
                                                                    $    23,226,193
-----------------------------------------------------------------------------------

TEXTILES AND APPAREL -- 0.2%

THE WILLIAM CARTER CO.
$  1,226,686   Term Loan, Maturing September 30, 2008               $     1,248,153
-----------------------------------------------------------------------------------
                                                                    $     1,248,153
-----------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT         BORROWER/TRANCHE DESCRIPTION                         VALUE
-----------------------------------------------------------------------------------
THEATERS -- 1.1%

CINEMARK, INC.
$      2,000,000   Term Loan, Maturing March 31, 2011               $     2,038,750
LOEWS CINEPLEX ENTERTAINMENT CORP.
       2,455,781   Term Loan, Maturing September 30, 2006                 2,463,455

REGAL CINEMAS, INC.
       2,351,556   Term Loan, Maturing June 30, 2009                      2,393,296
-----------------------------------------------------------------------------------
                                                                    $     6,895,501
-----------------------------------------------------------------------------------

UTILITY -- 6.5%

ALLEGHENY ENERGY SUPPLY CO., LLC
$      4,600,000   Term Loan, Maturing March 8, 2011                $     4,627,793
CALPINE CORP.
       2,183,500   Term Loan, Maturing July 15, 2007                      2,207,383
CALPINE GENERATING CO., LLC
       2,500,000   Term Loan, Maturing April 1, 2009                      2,504,298
CENTERPOINT ENERGY, INC.
      11,150,241   Term Loan, Maturing October 7, 2006                   11,410,699
COGENTRIX DELAWARE HOLDINGS, INC.
       3,100,000   Term Loan, Maturing February 26, 2009                  3,119,375
NRG ENERGY, INC.
       1,637,802   Term Loan, Maturing June 23, 2010                      1,690,263
       2,913,707   Term Loan, Maturing June 23, 2010                      3,007,310
NUI UTILITIES, INC.
         983,607   Term Loan, Maturing November 24, 2004                    993,443
       5,016,393   Term Loan, Maturing November 24, 2004                  5,054,016
PACIFIC ENERGY GROUP, LLC
       1,925,000   Term Loan, Maturing July 26, 2009                      1,937,634
TETON POWER FUNDING, LLC
       4,500,000   Term Loan, Maturing March 12, 2011                     4,545,000
-----------------------------------------------------------------------------------
                                                                    $    41,097,214
-----------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
  (IDENTIFIED COST $853,279,207)                                    $   855,583,609
-----------------------------------------------------------------------------------

COMMON STOCKS -- 2.9%

SHARES/RIGHTS      SECURITY                                         VALUE
-----------------------------------------------------------------------------------
         125,100   Citigroup Investments, Corp.                     $     1,907,775
         795,800   Ing Prime Rate Trust                                   6,549,434
       1,097,000   Van Kampen Senior Income Trust                         9,521,960
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST, $17,634,879)                                    $    17,979,169
-----------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 15.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
-----------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.2%

DUNLOP STAND AERO HOLDINGS, SR. NOTES
$          1,000   11.875%, 5/15/09(2)                              $     1,062,500
-----------------------------------------------------------------------------------
                                                                    $     1,062,500
-----------------------------------------------------------------------------------

AIRLINES -- 0.3%

AMERICAN AIRLINES
$            750   7.80%, 10/1/06                                   $       712,514
AMR CORP., DEBS.
             175   9.00%, 8/1/12                                            148,750
CONTINENTAL AIRLINES
             863   7.033%, 6/15/11                                          741,023
DELTA AIRLINES NOTES
           1,000   7.90%, 12/15/09                                          545,000
-----------------------------------------------------------------------------------
                                                                    $     2,147,287
-----------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.6%

AMERCO
$            205   9.00%, 3/15/09                                   $       214,225
KEYSTONE AUTOMOTIVE OPERATIONS, INC., SR. SUB. NOTES
           1,500   9.75%, 11/1/13(2)                                      1,650,000
METALDYNE CORP.
             350   11.00%, 6/15/12(2)                                       299,250
METALDYNE CORP., SR. NOTES
             565   10.00%, 11/1/13(2)                                       550,875
TENNECO AUTOMOTIVE, INC., SERIES B
             615   11.625%, 10/15/09                                        676,500
TENNECO AUTOMOTIVE, INC., SR. NOTES
             215   10.25%, 7/15/13(2)                                       248,862
-----------------------------------------------------------------------------------
                                                                    $     3,639,712
-----------------------------------------------------------------------------------

BROADCAST MEDIA -- 0.3%

CANWEST MEDIA, INC., SR. SUB. NOTES
$            500   10.625%, 5/15/11                                 $       568,750
CSC HOLDINGS, INC., SR. SUB. NOTES
           1,000   10.50%, 5/15/16                                        1,155,000
NEXSTAR FINANCE HOLDINGS LLC, INC., SR. DISC. NOTES
             110   11.375%, 4/1/13                                           81,950
-----------------------------------------------------------------------------------
                                                                    $     1,805,700
-----------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
-----------------------------------------------------------------------------------
CABLE TELEVISION -- 1.1%

CABLEVISION SYSTEMS CORP., SR. NOTES
$            540   8.00%, 4/15/12(2)                                $       544,050
CHARTER COMMUNICATION HOLDINGS, SR. DISC. NOTES
              50   13.50%, 1/15/11                                           37,250
CHARTER COMMUNICATIONS HOLDINGS, LLC, SR. NOTES
             900   10.25%, 1/15/10                                          774,000
CHARTER COMMUNICATIONS HOLDINGS, SR. NOTES
             440   8.375%, 4/30/14                                          435,600
INSIGHT COMMUNICATIONS, SR. DISC. NOTES
             100   12.25%, 2/15/11                                           86,500
PAXSON COMMUNICATIONS CORP.
           4,000   3.89%, 1/15/10(2)                                      4,060,000
PEGASUS COMMUNICATIONS CORP., SR. NOTES
             755   11.25%, 1/15/10(2)                                       520,950
YOUNG BROADCASTING, INC., SR. SUB. NOTES
             500   8.75%, 1/15/14(2)                                        507,500
-----------------------------------------------------------------------------------
                                                                    $     6,965,850
-----------------------------------------------------------------------------------

CASINOS AND GAMING -- 0.3%

OED CORP./DIAMOND JO LLC
$            355   8.75%, 4/15/12(2)                                $       348,787
PREMIER ENTERTAINMENT BILOXI LLC/PREMIER FINANCE BILOXI CORP.
              30   10.75%, 2/1/12(2)                                         32,550
SENECA GAMING CORP., SR. NOTES
             230   7.25%, 5/1/12(2)                                         234,002
TRUMP HOLDINGS AND FUNDING, SR. NOTES
             350   11.625%, 3/15/10                                         356,125
WYNN LAS VEGAS LLC/CORP.
           1,000   12.00%, 11/1/10                                        1,200,000
-----------------------------------------------------------------------------------
                                                                    $     2,171,464
-----------------------------------------------------------------------------------

CHEMICALS -- 0.8%

AVECIA GROUP PLC
$            100   11.00%, 7/1/09                                   $        80,000
HUNTSMAN LLC
             250   11.625%, 10/15/10                                        276,250
LYONDELL CHEMICAL CO., SERIES B
           1,325   9.875%, 5/1/07                                         1,397,875
NALCO CO., SR. SUB. NOTES
             605   8.875%, 11/15/13(2)                                      641,300
NALCO FINANCE HOLDINGS, INC., SR. NOTES, (0% UNTIL 2009)
             345   9.00%, 2/1/14(2)                                         219,075
OM GROUP, INC.
$          1,750   9.25%, 12/15/11                                  $     1,802,500
VWR INTERNATIONAL, INC., SR. NOTES
             130   6.875%, 4/15/12(2)                                       134,875
VWR INTERNATIONAL, INC., SR. SUB. NOTES
             305   8.00%, 4/15/14(2)                                        318,725
-----------------------------------------------------------------------------------
                                                                    $     4,870,600
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.5%

ADVANSTAR COMMUNICATIONS, INC.
$          1,000   10.75%, 8/15/10                                  $     1,097,500
AFFINITY GROUP, INC., SR. SUB. NOTES
           1,000   9.00%, 2/15/12(2)                                      1,060,000
VERTIS, INC., SUB. NOTES
              40   13.50%, 12/7/09(2)                                        41,000
WILLIAMS SCOTSMAN, INC.
           1,000   9.875%, 6/1/07                                         1,000,000
-----------------------------------------------------------------------------------
                                                                    $     3,198,500
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.3%

DIGITALNET, INC., SR. NOTES
$          1,000   9.00%, 7/15/10                                   $     1,080,000
STRATUS TECHNOLOGIES, INC., SR. NOTES
           1,130   10.375%, 12/1/08(2)                                    1,130,000
-----------------------------------------------------------------------------------
                                                                    $     2,210,000
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 1.0%

ERICO INTERNATIONAL CORP.
$          2,000   8.875%, 3/1/12                                   $     2,080,000
INTERLINE BRANDS, INC., SR. SUB. NOTES
             750   11.50%, 5/15/11                                          813,750
PLY GEM INDUSTRIES, INC., SR. SUB. NOTES
           1,000   9.00%, 2/15/12(2)                                      1,030,000
THERMADYNE HOLDINGS CORP., SR. SUB. NOTES
           2,180   9.25%, 2/1/14(2)                                       2,223,600
US CONCRETE, INC., SR. SUB. NOTES
             155   8.375%, 4/1/14(2)                                        155,775
-----------------------------------------------------------------------------------
                                                                    $     6,303,125
-----------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
-----------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 0.2%

AMSCAN HOLDINGS, INC., SR. SUB. NOTES
$            225   8.75%, 5/1/14(2)                                 $       229,500
FEDDERS NORTH AMERICA, INC., SR. NOTES
             220   9.875%, 3/1/14(2)                                        214,500
INVISTA
              30   9.25%, 5/1/12(2)                                          30,150
RAYOVAC CORP., SR. SUB. NOTES
           1,000   8.50%, 10/1/13                                         1,075,000
-----------------------------------------------------------------------------------
                                                                    $     1,549,150
-----------------------------------------------------------------------------------

CONTAINERS AND PACKAGING - PAPER -- 0.2%

PLIANT CORP., SR. DISC. NOTES
$          1,000   11.125%, 6/15/09(2)                              $       840,000
SOLO CUP CO., SR. SUB. NOTES
             250   8.50%, 2/15/14(2)                                        258,750
-----------------------------------------------------------------------------------
                                                                    $     1,098,750
-----------------------------------------------------------------------------------

EDUCATIONAL SERVICES -- 0.0%

AMERICAN ACHIEVEMENT CORP., SR. SUB. NOTES
$             65   8.25%, 4/1/12(2)                                 $        66,625
-----------------------------------------------------------------------------------
                                                                    $        66,625
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.0%

GLOBAL CASH ACCESS LLC/GLOBAL CASH FINANCE CORP., SR. SUB. NOTES
$             65   8.75%, 3/15/12(2)                                $        67,925
-----------------------------------------------------------------------------------
                                                                    $        67,925
-----------------------------------------------------------------------------------

ENTERTAINMENT -- 0.3%

SIX FLAGS, INC., SR. NOTES
$          1,000   8.875%, 2/1/10                                   $     1,022,500
             135   9.75%, 4/15/13                                           142,931
             705   9.625%, 6/1/14(2)                                        742,012
-----------------------------------------------------------------------------------
                                                                    $     1,907,443
-----------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 0.5%

MERISANT CO., SR. NOTES
$            465   9.50%, 7/15/13(2)                                $       492,900
NORTH ATLANTIC TRADING CO., SR. NOTES
             230   9.25%, 3/1/12(2)                                         234,025
PINNACLE FOODS HOLDINGS CORP., SR. SUB. NOTES
           2,000   8.25%, 12/1/13(2)                                      2,097,500
TABLETOP HOLDINGS, INC., SR. SUB. NOTES, (0% UNTIL 2008)
$             80   12.25%, 5/15/14(2)                               $        52,400
UNITED AGRICULTURAL PRODUCTS, SR. NOTES
              95   8.25%, 12/15/11(2)                                       108,062
WH HOLDINGS LTD. AND WH CAPITAL CORP., SR. NOTES
             150   9.50%, 4/1/11(2)                                         160,125
-----------------------------------------------------------------------------------
                                                                    $     3,145,012
-----------------------------------------------------------------------------------

HEALTH CARE - EQUIPMENT AND SUPPLIES -- 0.3%

INVERNESS MEDICAL INNOVATIONS, INC., SR. SUB. NOTES
$          1,500   8.75%, 2/15/12(2)                                $     1,541,250
VALEANT PHARMACEUTICALS INTERNATIONAL, SR. NOTES
             100   7.00%, 12/15/11(2)                                       102,000
-----------------------------------------------------------------------------------
                                                                    $     1,643,250
-----------------------------------------------------------------------------------

HEALTH CARE - PROVIDERS AND SERVICES -- 0.7%

CURATIVE HEALTH SERVICES, SR. NOTES
$            260   10.75%, 5/1/11(2)                                $       262,275
INTERFACE, INC.
             500   10.375%, 2/1/10                                          561,875
QUINTILES TRANSNATIONAL, SR. SUB. NOTES
           2,000   10.00%, 10/1/13(2)                                     2,080,000
TENET HEALTHCARE CORP.
             500   7.375%, 2/1/13                                           455,000
VANGUARD HEALTH SYSTEMS
           1,000   9.75%, 8/1/11                                          1,090,000
-----------------------------------------------------------------------------------
                                                                    $     4,449,150
-----------------------------------------------------------------------------------

HOTELS -- 0.2%

INN OF THE MOUNTAIN GODS, SR. NOTES
$          1,000   12.00%, 11/15/10(2)                              $     1,100,000
-----------------------------------------------------------------------------------
                                                                    $     1,100,000
-----------------------------------------------------------------------------------

HOUSEHOLD FURNISHING AND APPLIANCES -- 0.3%

CHATTEM, INC.
$          1,000   7.00%, 3/1/14(2)                                 $       980,000
HOME INTERIORS & GIFTS
             100   10.125%, 6/1/08                                          101,625
JO-ANN STORES, INC., SR. SUB. NOTES
           1,000   7.50%, 3/1/12(2)                                       1,025,000
-----------------------------------------------------------------------------------
                                                                    $     2,106,625
-----------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
-----------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.3%

NEW ASAT (FINANCE) LTD., SR. NOTES
$          1,545   9.25%, 2/1/11(2)                                 $     1,637,700
-----------------------------------------------------------------------------------
                                                                    $     1,637,700
-----------------------------------------------------------------------------------

LEISURE -- 0.1%

AMF BOWLING WORLDWIDE, SR. SUB. NOTES
$            170   10.00%, 3/1/10(2)                                $       177,225
ROYAL CARIBBEAN CRUISES, DEBS.
             430   7.50%, 10/15/27                                          420,325
TRUE TEMPER SPORTS, INC., SR. SUB. NOTES
              65   8.375%, 9/15/11(2)                                        66,950
-----------------------------------------------------------------------------------
                                                                    $       664,500
-----------------------------------------------------------------------------------

MANUFACTURING -- 0.1%

AEARO CO. I, SR. SUB. NOTES
$            155   8.25%, 4/15/12(2)                                $       159,650
AMSTED INDUSTRIES, INC., SR. NOTES
             215   10.25%, 10/15/11(2)                                      244,025
TRINITY INDUSTRIES, INC., SR. NOTES
             220   6.50%, 3/15/14(2)                                        215,050
-----------------------------------------------------------------------------------
                                                                    $       618,725
-----------------------------------------------------------------------------------

METALS & MINING -- 0.1%

INTERNATIONAL STEEL GROUP, INC., SR. NOTES
$             45   6.50%, 4/15/14(2)                                $        43,425
ISPAT INLAND ULC, SR. NOTES
             220   9.75%, 4/1/14(2)                                         225,500
MUELLER GROUP, INC., SR. SUB. NOTES
             215   10.00%, 5/1/12(2)                                        226,288
MUELLER HOLDINGS, INC., SR. NOTES
             255   0.00%, 4/15/14                                           144,075
-----------------------------------------------------------------------------------
                                                                    $       639,288
-----------------------------------------------------------------------------------

OIL & GAS -- 0.6%

COMSTOCK RESOURCE, INC.
$          1,000   6.875%, 3/1/12                                   $       985,000
CONTINENTAL RESOURCES
           1,000   10.25%, 8/1/08                                         1,037,500
DYNEGY HOLDINGS, INC., SR. NOTES
             275   6.875%, 4/1/11                                           236,500
             500   8.75%, 2/15/12                                           471,250
             500   10.125%, 7/15/13(2)                                      550,000
GIANT INDUSTRIES, SR. SUB. NOTES
$            145   8.00%, 5/15/14                                   $       145,725
HANOVER COMPRESSOR CO., SR. NOTES
              85   8.625%, 12/15/10                                          90,525
HANOVER COMPRESSOR CO., SUB. NOTES
             445   0.00%, 3/31/07                                           344,875
-----------------------------------------------------------------------------------
                                                                    $     3,861,375
-----------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.2%

CARAUSTAR INDUSTRIES, INC., SR. SUB. NOTES
$             20   9.875%, 4/1/11                                   $        20,500
GEORGIA-PACIFIC CORP.
              65   9.50%, 12/1/11                                            78,650
NEWARK GROUP, INC., SR. SUB. NOTES
             760   9.75%, 3/15/14(2)                                        748,600
NORSKE SKOG CANADA LTD., SR. NOTES
             315   7.375%, 3/1/14(2)                                        324,450
-----------------------------------------------------------------------------------
                                                                    $     1,172,200
-----------------------------------------------------------------------------------

PUBLISHING & PRINTING -- 0.2%

AMERICAN COLOR GRAPHICS
$            235   10.00%, 6/15/10                                  $       203,275
DEX MEDIA WEST LLC, SR. SUB. NOTES
             155   9.875%, 8/15/13(2)                                       170,500
HOLLINGER PARTICIPATION TRUST, SR. NOTES, (PIK)
             155   12.125%, 11/15/10(2)                                     181,156
LIBERTY GROUP OPERATING
             500   9.375%, 2/1/08                                           506,250
-----------------------------------------------------------------------------------
                                                                    $     1,061,181
-----------------------------------------------------------------------------------

REITS -- 0.0%

OMEGA HEALTHCARE INVESTORS, INC., SR. NOTES
$            110   7.00%, 4/1/14(2)                                 $       112,750
-----------------------------------------------------------------------------------
                                                                    $       112,750
-----------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 0.2%

GENERAL NUTRITION CENTER, SR. SUB. NOTES
$          1,000   8.50%, 12/1/10(2)                                $     1,050,000
-----------------------------------------------------------------------------------
                                                                    $     1,050,000
-----------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
-----------------------------------------------------------------------------------
RETAIL - SPECIALTY -- 0.4%

COUCHE-TARD US LP/COUCHE-TARD FINANCE CORP., SR. SUB. NOTES
$            145   7.50%, 12/15/13                                  $       152,975
CSK AUTO, INC., SR. NOTES
             110   7.00%, 1/15/14(2)                                        108,900
PCA LLC/PCA FINANCE CORP., SR. NOTES
             850   11.875%, 8/1/09                                          956,250
PETRO STOPPING CENTERS LP / PETRO FINANCIAL CORP., SR. NOTES
           1,145   9.00%, 2/15/12(2)                                      1,202,250
-----------------------------------------------------------------------------------
                                                                    $     2,420,375
-----------------------------------------------------------------------------------

ROAD AND RAIL -- 0.0%

QUALITY DISTRIBUTION LLC/QD CAPITAL CORP.
$            115   9.00%, 11/15/10(2)                               $       115,575
-----------------------------------------------------------------------------------
                                                                    $       115,575
-----------------------------------------------------------------------------------

STRUCTURED INDEX -- 3.7%

DJ TRAC - X NA HY S2 T3 CREDIT LINKED TRUST CERTIFICATES
$         24,000   8.00%, 3/25/09(2)(3)                             $    23,460,000
-----------------------------------------------------------------------------------
                                                                    $    23,460,000
-----------------------------------------------------------------------------------

TELECOMMUNICATIONS - WIRELESS -- 0.6%

ALAMOSA DELAWARE, INC., SR. NOTES
$            100   8.50%, 1/31/12(2)                                $        97,250
CENTENNIAL CELLULAR OPERATING CO./CENTENNIAL COMMUNICATIONS
  Corp., Sr. Notes
             155   10.125%, 6/15/13                                         160,425
LCI INTERNATIONAL, INC., SR. NOTES
             795   7.25%, 6/15/07                                           703,575
LEVEL 3 FINANCING, INC., SR. NOTES
              30   10.75%, 10/15/11(2)                                       26,700
ONO FINANCE PLC
              45   13.00%, 5/1/09                                            48,319
RURAL CELLULAR CORP.
           2,000   5.61%, 3/15/10(2)                                      2,055,000
RURAL CELLULAR CORP., SR. NOTES
             195   8.25%, 3/15/12(2)                                        202,313
UBIQUITEL OPERATING CO., SR. NOTES
             375   9.875%, 3/1/11(2)                                        376,875
WESTERN WIRELESS CORP., SR. NOTES
             160   9.25%, 7/15/13                                           165,200
-----------------------------------------------------------------------------------
                                                                    $     3,835,657
-----------------------------------------------------------------------------------

TELECOMMUNICATIONS - WIRELINE -- 0.4%

INMARSAT FINANCE PLC
$            130   7.625%, 6/30/12(2)                               $       133,250
MARCONI CORP. PLC, SERIES A
              47   8.00%, 4/30/08(2)                                         51,128
NORTEL NETWORKS LTD.
              60   6.125%, 2/15/06                                           59,625
NTL CABLE PLC, SR. NOTES
             110   8.75%, 4/15/14(2)                                        114,125
QWEST CAPITAL FUNDING
             315   7.90%, 8/15/10                                           270,900
QWEST SERVICES CORP.
           1,500   13.50%, 12/15/10(2)                                    1,747,500
SBA TELECOMMUNICATIONS, SR. DISC. NOTES, (0% UNTIL 2007)
             185   9.75%, 12/19/11(2)                                       137,825
-----------------------------------------------------------------------------------
                                                                    $     2,514,353
-----------------------------------------------------------------------------------

TEXTILES AND APPAREL -- 0.2%

GFSI, INC., SR. SUB. NOTES, SERIES B
$          1,000   9.625%, 3/1/07                                   $       975,000
PHILLIPS VAN-HEUSEN, SR. NOTES
             110   7.25%, 2/15/11(2)                                        111,100
-----------------------------------------------------------------------------------
                                                                    $     1,086,100
-----------------------------------------------------------------------------------

THEATERS -- 0.0%

CARMIKE CINEMAS, SR. SUB. NOTES
$            325   7.50%, 2/15/14(2)                                $       329,875
-----------------------------------------------------------------------------------
                                                                    $       329,875
-----------------------------------------------------------------------------------

UTILITY -- 0.6%

CALPINE CORP., SR. NOTES
$            110   8.25%, 8/15/05                                   $       103,400
              15   7.625%, 4/15/06                                           12,525
             500   8.75%, 7/15/07                                           375,000
           1,175   8.50%, 7/15/10(2)                                      1,045,750
EL PASO CORP., SR. NOTES
              80   7.00%, 5/15/11                                            68,400
NRG ENERGY, INC., SR. NOTES
           1,960   8.00%, 12/15/13(2)                                     1,984,500
-----------------------------------------------------------------------------------
                                                                    $     3,589,575
-----------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
-----------------------------------------------------------------------------------
WASTE MANAGEMENT  0.0%

WASTE SERVICES, INC., SR. SUB. NOTES
$            110   9.50%, 4/15/14(2)                                $       113,300
-----------------------------------------------------------------------------------
                                                                    $       113,300
-----------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
  (IDENTIFIED COST $101,037,030)                                    $    99,791,197
-----------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.9%

PRINCIPAL          MATURITY
AMOUNT             DATE        BORROWER                  RATE      AMOUNT
-----------------------------------------------------------------------------------
$     18,586,000   05/03/04    Investors Bank & Trust
                               Company Time Deposit      1.07%      $    18,586,000
-----------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST)                                               $    18,586,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 157.2%
  (IDENTIFIED COST $990,537,116)                                    $   991,939,975
-----------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 5.3%                              $    33,276,695
-----------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS
  CUMULATIVE UNPAID
  DIVIDENDS -- (62.5)%                                              $  (394,181,733)
-----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON
  SHARES -- 100.0%                                                  $   631,034,937
-----------------------------------------------------------------------------------

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)   Security linked to a portfolio of debt securities.

NOTE: At April 30, 2004, the Trust had unfunded commitments amounting to $2,749,602 under various credit agreements.

                        See notes to financial statements

EATON VANCE SENIOR FLOATING-RATE TRUST as of April 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS

Investments, at value (identified cost, $990,537,116)                         $    991,939,975
Cash                                                                                 6,783,111
Receivable for investments sold                                                      6,379,850
Cash collateral segregated for credit default swaps                                 15,600,000
Receivable for open swap contracts                                                     112,373
Dividends and interest receivable                                                    5,082,186
Prepaid expenses                                                                        39,616
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $  1,025,937,111
----------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                             $        538,204
Payable to affiliate for Trustees' fees                                                  2,000
Accrued expenses                                                                       180,237
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $        720,441
----------------------------------------------------------------------------------------------
AUCTION PREFERRED SHARES (15,760 SHARES OUTSTANDING) AT LIQUIDATION
  VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                                           394,181,733
----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                        $    631,034,937
----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares
  authorized, 33,302,460 shares issued and outstanding                        $        333,025
Additional paid-in capital                                                         630,923,632
Accumulated net realized loss (computed on the basis of identified cost)              (240,630)
Accumulated net investment loss                                                     (1,261,322)
Net unrealized appreciation (computed on the basis of identified cost)               1,280,232
----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                        $    631,034,937
----------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

($631,034,937 DIVIDED BY 33,302,460 COMMON SHARES
  ISSUED AND OUTSTANDING)                                                     $          18.95
----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
APRIL 30, 2004(1)

INVESTMENT INCOME

Interest                                                                      $     13,763,538
Dividends                                                                              320,973
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $     14,084,511
----------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $      2,737,007
Trustees' fees and expenses                                                              2,000
Preferred shares remarketing agent fee                                                 259,068
Custodian fee                                                                           79,205
Legal and accounting services                                                           48,146
Printing and postage                                                                    31,000
Transfer and dividend disbursing agent fees                                             30,000
Organization expenses                                                                    7,500
Miscellaneous                                                                           63,156
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $      3,257,082
----------------------------------------------------------------------------------------------
Deduct --
  Reduction of Investment Adviser fee                                         $        724,187
  Expense reimbursement                                                                  7,500
----------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $        731,687
----------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $      2,525,395
----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $     11,559,116
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
  Investment transactions (identified cost basis)                             $       (363,702)
  Swap contracts                                                                       123,072
----------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                             $       (240,630)
----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                                         $      1,402,859
  Swap contracts                                                                      (122,627)
----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $      1,280,232
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $      1,039,602
----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM INCOME                           $     (1,172,881)
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $     11,425,837
----------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 28, 2003, to April 30, 2004.

                        See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                               PERIOD ENDED
INCREASE (DECREASE)                                                           APRIL 30, 2004
IN NET ASSETS                                                                  (UNAUDITED)(1)
---------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                       $    11,559,116
  Net realized loss on investments and swap contracts                                (240,630)
  Net change in unrealized appreciation (depreciation)
    of investments and swap contracts                                               1,280,232
  Distributions to preferred shareholders from net investment income               (1,172,881)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    11,425,837
---------------------------------------------------------------------------------------------
Distributions to common shareholders --
  From net investment income                                                  $   (11,647,557)
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                    $   (11,647,557)
---------------------------------------------------------------------------------------------
Capital share transactions --
  Proceeds from sale of common shares(2)                                      $   635,075,000
  Reinvestment of distributions to common shareholders                                901,235
  Offering costs and preferred shares underwriting discounts                       (4,819,578)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                    $   631,156,657
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                    $   630,934,937
---------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                                        $       100,000
---------------------------------------------------------------------------------------------
AT END OF PERIOD                                                              $   631,034,937
---------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                                              $    (1,261,322)
---------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 28, 2003, to April 30, 2004.

(2)  Proceeds from sales of shares net of sales load paid of $29,925,000.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

Selected data for a common share outstanding during the periods stated

                                                                            PERIOD ENDED
                                                                           APRIL 30, 2004
                                                                          (UNAUDITED)(1)(2)
-------------------------------------------------------------------------------------------
Net asset value  Beginning of period (Common shares)(3)                      $    19.100
-------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
-------------------------------------------------------------------------------------------
Net investment income                                                        $     0.355
Net realized and unrealized gain                                                   0.150
Distribution to preferred shareholders from realized gains                        (0.036)
-------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                 $     0.469
-------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
-------------------------------------------------------------------------------------------
From net investment income                                                   $    (0.350)
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                   $    (0.350)
-------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL        $    (0.148)
-------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                      $    (0.121)
-------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                             $    18.950
-------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                                $    20.070
-------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(4)                                       1.05%
-------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(4)                                          7.02%
-------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                   PERIOD ENDED
                                                                                  APRIL 30, 2004
                                                                                 (UNAUDITED)(1)(2)
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
--------------------------------------------------------------------------------------------------
Net assets applicable to common shares, end of period (000's omitted)              $ 631,035
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                      0.96%(6)
   Net investment income(5)                                                             4.40%(6)
Portfolio Turnover                                                                        60%
--------------------------------------------------------------------------------------------------
+  The operating expenses of the Trust reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                          1.24%(6)
   Net investment income(5)                                                             4.12%(6)
   Net investment income per share                                                 $   0.332
--------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                         0.69%(6)
   Net investment income                                                                3.16%(6)
--------------------------------------------------------------------------------------------------
+  The operating expenses of the Trust reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                             0.89%(6)
   Net investment income                                                                2.96%(6)
--------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                 15,760
   Asset coverage per preferred share(7)                                           $  65,052
   Involuntary liquidation preference per preferred share(8)                       $  25,000
   Approximate market value per preferred share(8)                                 $  25,000
--------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 28, 2003, to April 30, 2004.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

EATON VANCE SENIOR FLOATING-RATE TRUST as of April 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Senior Floating-Rate Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The Trust, which was organized as a Massachusetts business trust on August 5, 2003, seeks to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Trust pursues its objectives by investing primarily in senior secured floating rate loans (Senior Loans). The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Certain senior loans are deemed to be liquid if reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Non-loan portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in 60 days or less, are valued at amortized cost, if their original term to maturity when acquired by the Trust was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Trust was more than 60 days, unless in each case this is determined not to represent fair value. OTC options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

   B INCOME -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

   D INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   E OFFERING COSTS -- Costs incurred by the Trust in connection with the offering of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   G WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Trust is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Trust's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Trust. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

   H PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Trust is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Trust's policies on investment valuations discussed above. If an option which the Trust has purchased expires on the stipulated expiration date, the Trust will realize a loss in the amount of the cost of the option. If the Trust enters into a closing sale transaction, the Trust will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Trust exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Trust exercises a call option, the cost of the security which the Trust purchases upon exercise will be increased by the premium originally paid.

   I FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Trust is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Trust.

   If the Trust enters into a closing transaction, the Trust will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Trust's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   J REVERSE REPURCHASE AGREEMENTS -- The Trust may enter into reverse repurchase agreements. Under such an agreement, the Trust temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Trust agrees to repurchase the security at an agreed-upon price and time in the future. The Trust may enter into reverse repurchase agreements for temporary purposes, such as to Trust withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Trust's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Trust. The securities underlying such agreements continue to be treated as owned by the Trust and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Trust under reverse repurchase agreements is accrued daily.

   K TOTAL RETURN SWAPS -- The Trust may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Trust makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Trust receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index. The Trust is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Trust does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

   L CREDIT DEFAULT SWAPS -- The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is the buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

   M USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   N INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

   O OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

   P INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  AUCTION PREFERRED SHARES

   The Trust issued 3,940 shares of Auction Preferred Shares (APS) Series A, 3,940 shares of Auction Preferred Shares (APS) Series B, 3,940 shares of Auction Preferred Shares (APS) Series C, and 3,940 shares of Auction Preferred Shares (APS) Series D on January 26, 2004 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 28 days thereafter by an auction. Dividend rates ranged from 1.10% to 1.125% for Series A shares, 1.109% to 1.125% for Series B shares, 1.08% to 1.14% for Series C shares, and 1.09% to 1.149% for Series D shares.

   The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  DISTRIBUTION TO SHAREHOLDERS

   The Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. In addition, at least annually, the Trust intends to distribute net capital gain, if any. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally twenty-eight days. The applicable dividend rate for the Auction Preferred Shares on April 30, 2004 was 1.11%, 1.12%, 1.14%, and 1.149%, for Series A, Series B, Series C, and Series D Shares, respectively. For the period ended April 30, 2004, the Trust paid dividends to Auction Preferred shareholders amounting to $292,101, $294,471, $291,758 and $294,551 for Series A, Series B, Series C, and Series D Shares, respectively, representing an average APS dividend rate for such period of 1.111%, 1.119%, 1.113%, and 1.121%, respectively.

   The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principals generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.75% of the average daily gross assets of the Trust, was earned by Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Trust. For the period from the start of business, November 28, 2003 to, the April 30, 2004, fee was equivalent to 0.75% (annualized) of the Trust's average daily gross assets for such period and amounted to $2,737,007.

   In addition, the Adviser has contractually agreed to reimburse the Trust for fees and other expenses in the amount of 0.20% of the average daily gross assets of the Trust for the first five full years of the Trust's operations, 0.15% of average weekly gross assets in year 6, 0.10% in year 7 and 0.05% in year 8. For the period from the start of business, November 28, 2003 to April 30, 2004 the Investment Adviser waived $724,187 of its advisory fee.

   EVM serves as the administrator of the Trust, but currently receives no compensation for providing administrative services to the Trust.

   Certain officers and Trustees of the Trust are officers of the above organization.

5  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales of investments, other than short-term obligations and incuding paydowns, aggregated $1,395,636,652 and $421,562,173 respectively, for the period from the start of business, November 28, 2003 to April 30, 2004.

6  COMMON SHARES OF BENEFICIAL INTEREST

   The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                                                  PERIOD ENDED
                                                                APRIL 30, 2004(1)
   ------------------------------------------------------------------------------
   Sales                                                               33,255,000

   Issued to shareholders electing to receive payments of
   distributions in Trust shares                                           47,460
   ------------------------------------------------------------------------------

   NET INCREASE                                                        33,302,460
   ------------------------------------------------------------------------------

(1) For the period from the start of business, November 28, 2003, to April 30, 2004.

7  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of investments owned by the Trust at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                          $  991,085,589
   ------------------------------------------------------
   Gross unrealized appreciation           $    5,257,240

   Gross unrealized depreciation               (4,402,854)
   ------------------------------------------------------
   NET UNREALIZED APPRECIATION             $      854,386
   ------------------------------------------------------

8  FINANCIAL INSTRUMENTS

   The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At April 30, 2004, the Trust had entered into Credit Default Swaps with Credit Suisse First Boston dated January 9, 2004 and January 27, 2004 whereby the Trust will receive 2.45% per year times the notional amounts of $7,800,000 and $7,800,000, respectively. The Trust makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap). At April 30, 2004, The Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

EATON VANCE SENIOR FLOATING-RATE TRUST

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust. You may elect to participate in the Plan be completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                              --------------------------------------------------
                              Please print exact name on account:

                              --------------------------------------------------
                              Shareholder signature              Date

                              --------------------------------------------------
                              Shareholder signature              Date

                              Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                    Eaton Vance Senior Floating-Rate Trust
                    c/o PFPC, Inc.
                    P.O. Box 43027
                    Providence, RI 02940-3027
                    800-331-1710

NUMBER OF EMPLOYEES
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of April 30, 2004, our records indicate that there are 12 registered shareholders and approximately 21,164 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

                    Eaton Vance Distributors, Inc.
                    The Eaton Vance Building
                    255 State Street
                    Boston, MA 02109
                    1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL

The New York Stock Exchange symbol is EFR.

EATON VANCE SENIOR FLOATING-RATE TRUST

INVESTMENT MANAGEMENT

          OFFICERS
          Thomas E. Faust Jr.
          President and Chief
          Executive Officer

          James B. Hawkes
          Vice President and Trustee

          Scott H. Page
          Vice President

          Craig Russ
          Vice President

          Payson F. Swaffield
          Vice President

          Michael W. Weilheimer
          Vice President

          Barbara E. Campbell
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES
          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

          INVESTMENT ADVISER OF EATON VANCE SENIOR FLOATING-RATE TRUST
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

             ADMINISTRATOR OF EATON VANCE SENIOR FLOATING-RATE TRUST
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-3027
                                 (800) 331-1710


                     EATON VANCE SENIOR FLOATING-RATE TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

2025-6/04                                                             CE-FLRTSRC

ITEM 2. CODE OF ETHICS

[[NOTE: REGISTRANT MUST DISCLOSE HERE IF THERE HAS BEEN AN AMENDMENT TO THE CODE. REGISTRANT MUST ALSO DISCLOSE IF THERE HAVE BEEN ANY EXPLICIT OR IMPLICIT WAIVERS OF THE CODE UNDER THIS ITEM AS WELL.]]

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

[[NOTE: ONLY REQUIRED FOR EXCHANGED LISTED CLOSED END FUNDS.]]

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SENIOR FLOATING-RATE TRUST

By:    /s/ Thomas E. Faust Jr.
       ---------------------------------
       Thomas E. Faust Jr.
       President


Date:  June 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Barbara E. Campbell
       ---------------------------------
       Barbara E. Campbell
       Treasurer


Date:  June 14, 2004


By:    /s/ Thomas E. Faust Jr.
       ---------------------------------
       Thomas E. Faust Jr.
       President


Date:  June 14, 2004